Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,473	$ 3,303	$ 3,035
Less: deferred bonuses awarded, expected to be recognised in future periods	(351)	(337)	(323)
Total incentives awarded and recognised in the current year	3,122	2,966	2,712
Add: current year charges for deferred bonuses from previous years	322	336	371
Other	(70)	(78)	(128)
Income statement charge for incentive awards	$ 3,374	$ 3,224	$ 2,955